Contingencies and Commitments (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	May 20, 2021 USD ($)	May 20, 2021 UYU ($)	Dec. 31, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)
Statement [Line Items]
Capital commitments	$ 203,603,490	$ 171,853,982			$ 122,786,729
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and US$ 15,000 for cases of foreign subsidiaries.
Legal proceedings provision	$ 496,302	$ 576,587
Notional amount						$ 3,000,000	$ 2,000,000
Uruguayan Subsidiary Milotur S.A [Member]
Statement [Line Items]
Capital commitments			$ 1,000,000	$ 30,000,000
Banco del Estado de Chile [Member]
Statement [Line Items]
Minimum percentage holding in subsidiary	50.10%
Notional amount	$ 16,000,000
Software [member]
Statement [Line Items]
Capital commitments	$ 56,446,606